Share-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Restricted Shares	A summary of activities of the restricted shares for the six months ended March 31, 2024 is as follow:
	Number of nonvested restricted shares*	Weighted average FV per ordinary share on the grant date
Outstanding as of September 30, 2022	10,313	$0.75
Granted	29,473	1.13
Vested	(38,223)	1.04
Unvested as of September 30, 2023	1,563	0.75
Granted	-	-
Vested	(938)	0.75
Unvested as of March 31, 2024 (Unaudited)	625	$0.75
*	All shares data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.